Condensed Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Balance at Dec. 31, 2022	$ 45	$ (172)	$ 68,574,621		$ (48,265,324)	$ 20,309,170
Balance (in Shares) at Dec. 31, 2022	446,290
Balance (in Shares) at Dec. 31, 2022		1,550
Stock-based compensation expense recovery			160,010			160,010
Vesting of restricted stock			299,656			299,656
Vesting of restricted stock (in Shares)	4,334
Issuance of common stock through exercise of stock options			70,889			70,889
Issuance of common stock through exercise of stock options (in Shares)	3,545
Unrealized loss on available-for-sale securities				840		840
Net loss					(11,099,488)	(11,099,488)
Balance at Dec. 31, 2023	$ 45	$ (172)	69,105,176	840	(59,364,812)	$ 9,741,077
Balance (in Shares) at Dec. 31, 2023	454,169					454,169
Balance (in Shares) at Dec. 31, 2023		1,550				1,550
Stock-based compensation expense recovery			45,871			$ 45,871
Repurchase of common stock purchase warrants exercisable under PIPE Warrants			(52,500)			(52,500)
Issuance of common stock in connection with At The Market Offering Agreement	$ 2		138,485			138,487
Issuance of common stock in connection with At The Market Offering Agreement (in Shares)	18,899
Offering costs in connection with At the Market Offering Agreement			(204,845)			(204,845)
Vesting of restricted stock			48,054			48,054
Vesting of restricted stock (in Shares)	438
Unrealized loss on available-for-sale securities				(799)		(799)
Net loss					(2,902,117)	(2,902,117)
Balance at Mar. 31, 2024	$ 47	$ (172)	69,080,241	41	(62,266,929)	6,813,228
Balance (in Shares) at Mar. 31, 2024	473,506
Balance (in Shares) at Mar. 31, 2024		1,550
Balance at Dec. 31, 2023	$ 45	$ (172)	69,105,176	840	(59,364,812)	$ 9,741,077
Balance (in Shares) at Dec. 31, 2023	454,169					454,169
Balance (in Shares) at Dec. 31, 2023		1,550				1,550
Unrealized loss on available-for-sale securities						$ (840)
Net loss						(5,011,141)
Balance at Jun. 30, 2024	$ 65	$ (172)	70,465,344		(64,375,953)	6,089,284
Balance (in Shares) at Jun. 30, 2024	654,789
Balance (in Shares) at Jun. 30, 2024		1,550
Balance at Dec. 31, 2023	$ 45	$ (172)	69,105,176	840	(59,364,812)	$ 9,741,077
Balance (in Shares) at Dec. 31, 2023	454,169					454,169
Balance (in Shares) at Dec. 31, 2023		1,550				1,550
Stock-based compensation expense recovery			101,844			$ 101,844
Repurchase of common stock purchase warrants exercisable under PIPE Warrants	0		(52,500)			(52,500)
Issuance of common stock	$ 13		398,429			398,442
Issuance of common stock (in Shares)	132,814
Issuance of common stock in connection with At The Market Offering Agreement	$ 20		1,494,394			1,494,414
Issuance of common stock in connection with At The Market Offering Agreement (in Shares)	199,004
Issuance of common stock through exercise of prefunded warrants	$ 74		4,599,948			4,600,022
Issuance of common stock through exercise of prefunded warrants (in Shares)	734,221
Offering costs in connection with At the Market Offering Agreement			(255,288)			(255,288)
Offering costs in connection with issuance of common shares and warrants			(366,189)			(366,189)
Reverse stock split adjustment	$ 18		(18)
Reverse stock split adjustment (in Shares)	174,738
Vesting of restricted stock			147,831			147,831
Vesting of restricted stock (in Shares)	1,958
Issuance of common stock through exercise of stock options
Unrealized loss on available-for-sale securities				(840)		(840)
Net loss					(12,497,805)	(12,497,805)
Balance at Dec. 31, 2024	$ 170	$ (172)	75,173,627		(71,862,617)	$ 3,311,008
Balance (in Shares) at Dec. 31, 2024	1,696,904					1,696,904
Balance (in Shares) at Dec. 31, 2024		1,550				1,550
Balance at Mar. 31, 2024	$ 47	$ (172)	69,080,241	41	(62,266,929)	$ 6,813,228
Balance (in Shares) at Mar. 31, 2024	473,506
Balance (in Shares) at Mar. 31, 2024		1,550
Stock-based compensation expense recovery			34,834			34,834
Issuance of common stock in connection with At The Market Offering Agreement	$ 18		1,355,909			1,355,927
Issuance of common stock in connection with At The Market Offering Agreement (in Shares)	180,105
Offering costs in connection with At the Market Offering Agreement			(50,443)			(50,443)
Vesting of restricted stock			44,803			44,803
Vesting of restricted stock (in Shares)	1,178
Unrealized loss on available-for-sale securities				(41)		(41)
Net loss					(2,109,024)	(2,109,024)
Balance at Jun. 30, 2024	$ 65	$ (172)	70,465,344		(64,375,953)	6,089,284
Balance (in Shares) at Jun. 30, 2024	654,789
Balance (in Shares) at Jun. 30, 2024		1,550
Balance at Dec. 31, 2024	$ 170	$ (172)	75,173,627		(71,862,617)	$ 3,311,008
Balance (in Shares) at Dec. 31, 2024	1,696,904					1,696,904
Balance (in Shares) at Dec. 31, 2024		1,550				1,550
Stock-based compensation expense recovery			1,158			$ 1,158
Issuance of common stock through exercise of prefunded warrants	$ 80		(80)
Issuance of common stock through exercise of prefunded warrants (in Shares)	799,631
Vesting of restricted stock			14,743			14,743
Vesting of restricted stock (in Shares)	152
Net loss					(1,658,396)	(1,658,396)
Balance at Mar. 31, 2025	$ 250	$ (172)	75,189,448		(73,521,013)	1,668,513
Balance (in Shares) at Mar. 31, 2025	2,496,687
Balance (in Shares) at Mar. 31, 2025		1,550
Balance at Dec. 31, 2024	$ 170	$ (172)	75,173,627		(71,862,617)	$ 3,311,008
Balance (in Shares) at Dec. 31, 2024	1,696,904					1,696,904
Balance (in Shares) at Dec. 31, 2024		1,550				1,550
Issuance of common stock through exercise of stock options
Unrealized loss on available-for-sale securities
Net loss						(2,705,639)
Balance at Jun. 30, 2025	$ 250	$ (172)	75,190,151		(74,568,256)	$ 621,973
Balance (in Shares) at Jun. 30, 2025	2,496,873					2,496,873
Balance (in Shares) at Jun. 30, 2025		1,550				1,550
Balance at Mar. 31, 2025	$ 250	$ (172)	75,189,448		(73,521,013)	$ 1,668,513
Balance (in Shares) at Mar. 31, 2025	2,496,687
Balance (in Shares) at Mar. 31, 2025		1,550
Stock-based compensation expense recovery			(66)			(66)
Offering costs in connection with the on-going Public Offering			(1,100)			(1,100)
Vesting of restricted stock			1,869			1,869
Vesting of restricted stock (in Shares)	186
Unrealized loss on available-for-sale securities
Net loss					(1,047,243)	(1,047,243)
Balance at Jun. 30, 2025	$ 250	$ (172)	$ 75,190,151		$ (74,568,256)	$ 621,973
Balance (in Shares) at Jun. 30, 2025	2,496,873					2,496,873
Balance (in Shares) at Jun. 30, 2025		1,550				1,550